Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Foreign Exchange Risk Factor [Line items]
Derivatives	$ 7,672,255	$ 26,651,539
Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	9,643,621	6,442,911
Monetary Financial Liabilities (**)	(9,267,904)	(4,933,516)
Derivatives	283,581	134,136
Net Position	659,298	1,643,531
US Dollar | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	9,614,818	6,371,912
Monetary Financial Liabilities (**)	(9,253,012)	(4,920,469)
Derivatives	283,581	134,136
Net Position	645,387	1,585,579
Euro | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	24,278	65,431
Monetary Financial Liabilities (**)	(13,881)	(12,142)
Derivatives	0	0
Net Position	10,397	53,289
Canadian Dollar | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	1,800	1,797
Monetary Financial Liabilities (**)	(47)	(163)
Derivatives	0	0
Net Position	1,753	1,634
Real | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	351	762
Monetary Financial Liabilities (**)	0	0
Derivatives	0	0
Net Position	351	762
Swiss Franc | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	360	886
Monetary Financial Liabilities (**)	(376)	(651)
Derivatives	0	0
Net Position	(16)	235
Others | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	2,014	2,123
Monetary Financial Liabilities (**)	(588)	(91)
Derivatives	0	0
Net Position	$ 1,426	$ 2,032